Investment in equity investees (Details 1) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenue	¥ 652,864	¥ 120,930	¥ 92,644
Gross profit	138,640	13,846	14,922
Loss from operations	(35,586)	(45,351)	(15,918)
Net loss	(47,855)	(45,621)	(16,182)
Net loss attributable to the equity-method investees	(36,886)	(45,621)	¥ (16,182)
Current assets	400,179	228,696
Non-current assets	33,689	13,174
Current liabilities	208,515	82,436
Non-current liabilities	2,171	962
Noncontrolling interests	¥ 4,656	¥ 0